      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 14, 2008.

                                                            FILE NOS. 333-146433

                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 2                          [X]

                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

             Amendment No. 5                                    [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                             ---------------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                 70 PINE STREET
                            NEW YORK, NEW YORK 10270
             (Address of Depositor's Principal Offices) (Zip Code)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786



                            MALLARY L. REZNIK, ESQ.
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       C/O AIG RETIREMENT SERVICES, INC.
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on           pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE


        Designation of New Effective Date for Previously File Amendment


Post-Effective Amendment No. 1 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 4 was filed under the Investment Company Act of 1940 (collectively, the "Amendments") on February 15, 2008 and pursuant to Rule 485(a)(1) would have become effective on April 15, 2008.



Post-Effective Amendment 2 and Amendment No. 5 (collectively, the "Subsequent Amendments") are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 1, 2008 as the new date upon which the Amendments shall become effective.

The Subsequent Amendments incorporate by reference Parts A, B and C as indicated below:

                              PART A -- PROSPECTUS


With the exception of any paragraph that discusses the incorporation of the AIG Annual Report or the financial statements of the Registrant and Depositor, incorporated by reference to the Prospectus filed on Form N-4, Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-146433 and 811-08810, filed on February 15, 2008, Accession No. 0000950148-08-000043.


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION


With the exception of the paragraphs that discuss the financial statements of the Registrant and Depositor, the Statement of Additional Information is incorporated by reference to Form N-4, Pre-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, File Nos. 333-146433 and 811-08810, filed on January 31, 2008, Accession
No. 0000950148-08-000020.


                          PART C -- OTHER INFORMATION


Incorporated by Reference to Post-Effective Amendment No. 1 and Amendment No. 4, File Nos. 333-146433 and 811-08810, filed on February 15, 2008, Accession No. 0000950148-08-000043.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 and Amendment No. 5 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 14th day of April, 2008.

                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By: FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

                                       By: FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY
                                       (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

JAY S. WINTROB*                                          Chief Executive Officer, President &          April 14, 2008
------------------------------------------------                       Director
JAY S. WINTROB                                              (Principal Executive Officer)


BRUCE R. ABRAMS*                                                       Director                        April 14, 2008
------------------------------------------------
BRUCE R. ABRAMS


M. BERNARD AIDINOFF*                                                   Director                        April 14, 2008
------------------------------------------------
M. BERNARD AIDINOFF


MICHAEL J. AKERS*                                                      Director                        April 14, 2008
------------------------------------------------
MICHAEL J. AKERS


PATRICK J. FOLEY*                                                      Director                        April 14, 2008
------------------------------------------------
PATRICK J. FOLEY


CECIL C. GAMWELL III*                                                  Director                        April 14, 2008
------------------------------------------------
CECIL C. GAMWELL III

                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----


N. SCOTT GILLIS*                                        Senior Vice President, Chief Financial         April 14, 2008
------------------------------------------------       Officer & Director (Principal Financial
N. SCOTT GILLIS                                                        Officer)


JANA W. GREER*                                                         Director                        April 14, 2008
------------------------------------------------
JANA W. GREER


JACK R. HARNES*                                                        Director                        April 14, 2008
------------------------------------------------
JACK R. HARNES


DAVID L. HERZOG*                                                       Director                        April 14, 2008
------------------------------------------------
DAVID L. HERZOG


JOHN I. HOWELL*                                                        Director                        April 14, 2008
------------------------------------------------
JOHN I. HOWELL


CHRISTINE A. NIXON*                                                    Director                        April 14, 2008
------------------------------------------------
CHRISTINE A. NIXON


CHRISTOPHER J. SWIFT*                                                  Director                        April 14, 2008
------------------------------------------------
CHRISTOPHER J. SWIFT


STEWART R. POLAKOV*                                      Senior Vice President and Controller          April 14, 2008
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                                                  Attorney-in-Fact                    April 14, 2008
------------------------------------------------
*MANDA GHAFERI